Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Concentrates	$ 2,327	$ 1,292
Current Ore stockpiles	607	497
Spare parts and supplies	5,135	5,370
Inventories	8,069	7,159
Long-term ore stockpiles	1,339	1,339
Gross inventories	$ 9,408	$ 8,498